INTANGIBLE ASSETS, NET (Schedule of Acquired Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Intangible assets, net:
Intangible assets, net, beginning balance	¥ 532,489		¥ 456,844
Acquisition of subsidiaries (note 4)	5,053		89,000
Addition of software	1,028		1,579
Foreign Exchange Gain	7
Disposal of centers			(87)
Amortization expenses	(15,756)	$ (2,415)	(11,995)	¥ (4,161)
Intangible asset impairment			(2,852)
Intangible assets, cost	593,454
Less: accumulated amortization	(69,591)
Less: intangible asset impairment	(1,042)
Intangible assets, net, ending balance	522,821	80,126	532,489	456,844
Customer relationship [Member]
Intangible assets, net:
Intangible assets, net, beginning balance			3,027
Disposal of centers			(80)
Amortization expenses			(125)
Intangible asset impairment			(2,822)
Intangible assets, cost	32,449
Less: accumulated amortization	(31,486)
Less: intangible asset impairment	(963)
Intangible assets, net, ending balance				3,027
Operating leases [Member]
Intangible assets, net:
Intangible assets, net, beginning balance			254
Disposal of centers			(7)
Amortization expenses			(217)
Intangible asset impairment			(30)
Intangible assets, cost	2,759
Less: accumulated amortization	(2,680)
Less: intangible asset impairment	(79)
Intangible assets, net, ending balance				254
Operating license [Member]
Intangible assets, net:
Intangible assets, net, beginning balance	510,577		435,294
Acquisition of subsidiaries (note 4)	5,000		84,000
Amortization expenses	(12,609)		(8,717)
Intangible assets, cost	526,350
Less: accumulated amortization	(23,382)
Intangible assets, net, ending balance	502,968	77,084	510,577	435,294
Favorable Lease Intangibles [Member]
Intangible assets, net:
Intangible assets, net, beginning balance	19,385		15,692
Acquisition of subsidiaries (note 4)			5,000
Amortization expenses	(1,564)		(1,307)
Intangible assets, cost	21,010
Less: accumulated amortization	(3,189)
Intangible assets, net, ending balance	17,821	2,731	19,385	15,692
Other Intangible Assets [Member]
Intangible assets, net:
Intangible assets, net, beginning balance	2,527		2,577
Acquisition of subsidiaries (note 4)	53
Addition of software	1,028		1,579
Foreign Exchange Gain	7
Amortization expenses	(1,583)		(1,629)
Intangible assets, cost	10,886
Less: accumulated amortization	(8,854)
Intangible assets, net, ending balance	¥ 2,032	$ 311	¥ 2,527	¥ 2,577